UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2017

Date of reporting period:  December 31, 2016

Item 1. Schedule of Investments.

Schedule of Investments December 31, 2016 (Unaudited)

Cove Street Capital Small Cap Value Fund

	Shares	Value
COMMON STOCKS - 92.1%
Consumer Discretionary - 29.5% #
Belmond, Class A *	258,200	$3,446,970
Carrols Restaurant Group *	255,000	3,888,750
Cherokee *	292,100	3,067,050
E.W. Scripps, Class A *	178,900	3,458,137
Entravision Communications, Class A	151,116	1,057,812
EVINE Live *	900,000	1,350,000
Golden Entertainment	55,750	675,133
Liberty Global, Class A *	274,500	6,028,020
Liberty Media Group, Class A *	100,400	3,147,540
Select Comfort *	151,500	3,426,930
TEGNA	211,300	4,519,707
Tupperware Brands	46,000	2,420,520
		36,486,569
Energy - 2.0%
Carbon Natural Gas * (a)	550,000	247,500
WPX Energy *	152,700	2,224,839
		2,472,339
Financial Services - 11.4%
Baldwin & Lyons, Class B	78,310	1,973,412
Dundee, Class A *	430,400	1,906,672
Equity Commonwealth - REIT *	95,700	2,893,968
Forestar Group *	236,400	3,144,120
Hallmark Financial Services *	353,449	4,110,612
		14,028,784
Health Care - 2.9%
Halyard Health *	96,500	3,568,570
Materials & Processing - 14.0%
American Vanguard	189,400	3,627,010
Compass Minerals International	39,200	3,071,320
FMC	105,000	5,938,800
UFP Technologies *	72,650	1,848,942
USG *	98,300	2,838,904
		17,324,976
Producer Durables - 18.2%
CSW Industrials *	94,400	3,478,640
Franklin Electric	32,208	1,252,891
GP Strategies *	191,900	5,488,340
Heritage-Crystal Clean *	364,300	5,719,510
Wesco Aircraft Holdings *	214,100	3,200,795
Zebra Technologies, Class A *	39,800	3,413,248
		22,553,424
Technology - 14.1%
Avid Technology *	603,112	2,653,693
Great Elm Capital Group *	61,500	230,625
Millicom International Cellular	71,500	3,028,025
Novanta *	127,000	2,667,000
VeriFone Systems *	180,200	3,194,946
ViaSat *	85,800	5,681,676
		17,455,965
TOTAL COMMON STOCKS
(Cost $101,038,224)		113,890,627

SHORT-TERM INVESTMENT - 7.7%
The Government TaxAdvantage Portfolio, Institutional Class, 0.25% ^
(Cost $9,497,616)	9,497,616	9,497,616

Total Investments - 99.8%
(Cost $110,535,840)		123,388,243
Other Assets and Liabilities, Net - 0.2%		259,159
Total Net Assets - 100.0%		$123,647,402

#
As of December 31, 2016, the Fund had a significant portion of its assets invested in this sector. The consumer discretionary sector may be more greatly impacted by changes in domestic and international economies, interest rates, competition, consumer confidence, consumer spending, government regulations, marketing, and supply and demand.

*	Non-income producing security.
(a)
Illiquid Security - A security is consdered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued.  As of December 31, 2016, the fair value of this investment was $247,500 or 0.2% of total net assets.  Information concerning the illiquid security is as follows:

	Security	Shares	Dates Acquired	Cost Basis
	Carbon Natural Gas	550,000	02/2012	$195,250

^	The rate shown is the annualized seven day effective yield as of December 31, 2016.
REIT - Real Estate Investment Trust

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes of valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similiar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similiar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securitites as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$113,643,127	$247,500	-	$113,890,627
Short-Term Investment	9,497,616	-	-	9,497,616
Total Investments	$123,140,743	$247,500	-	$123,388,243

Transfers between levels are recognized at the end of the reporting period.  During the period ended December 31, 2016, the Fund recognized no transfers to/from any levels.  The Fund did not invest in any Level 3 investments during the period

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows*:

Cove Street Capital Small Cap Value Fund

Cost of investments	$110,535,840

Gross unrealized appreciation	18,175,829
Gross unrealized depreciation	(5,323,426)
Net unrealized appreciation	$12,852,403

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date   February 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date  February 27, 2017

By (Signature and Title) /s/ Brian R. Wiedmeyer
                                           Brian R. Wiedmeyer, Treasurer

Date   February 27, 2017